Derivative Financial Instruments and Hedging (Tables)	9 Months Ended
Dec. 31, 2011
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The effect of derivative instruments on the consolidated statement of income, pre-tax, for the nine months ended December 31, 2010 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥387	Interest on loans and investment securities/Interest expense	¥(300)	—	¥—

Foreign exchange contracts	926	Foreign currency transaction loss	127	—	—

Foreign currency swap agreements	(1,577)	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	253	—	—

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥2,551	Interest on loans and investment securities/Interest expense	¥(2,735)	Interest on loans and investment securities/Interest expense
Foreign exchange contracts	11,816	Foreign currency transaction loss	(11,816)	Foreign currency transaction loss
Foreign currency swap agreements	5,531	Foreign currency transaction loss	(5,531)	Foreign currency transaction loss
Foreign currency long-term-debt	932	Foreign currency transaction loss	(932)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥6,193	Gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	¥39	—	¥—
Borrowings and bonds in local currency	5,154	—	—	—	—

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥30	Other operating revenues / expenses

Foreign currency swap agreements	(40)	Other operating revenues / expenses

Futures	2,289	Brokerage commissions and net gains on investment securities

Foreign exchange contracts	(4)	Brokerage commissions and net gains on investment securities

Credit derivatives held/written	(423)	Other operating revenues / expenses

Options held/written, Caps held and other	(51)	Other operating revenues / expenses

The effect of derivative instruments on the consolidated statement of income, pre-tax, for the nine months ended December 31, 2011 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(635)	Interest on loans and investment securities / Interest expense	¥(43)	—	¥—

Foreign exchange contracts	40	Foreign currency transaction loss	532	—	—

Foreign currency swap agreements	685	Interest on loans and investment securities / Interest expense / Foreign currency transaction loss	(946)	—	—

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥4,073	Interest on loans and investment securities / Interest expense	¥(4,324)	Interest on loans and investment securities / Interest expense

Foreign exchange contracts	5,450	Foreign currency transaction loss	(5,450)	Foreign currency transaction loss

Foreign currency swap agreements	1,440	Foreign currency transaction loss	(1,440)	Foreign currency transaction loss

Foreign currency long-term-debt	(351)	Foreign currency transaction loss	351	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥4,770	—	¥—	—	¥—

Borrowings and bonds in local currency	4,087	—	—	—	—

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥18	Other operating revenues / expenses

Foreign currency swap agreements	9	Other operating revenues / expenses

Futures	(1,076)	Brokerage commissions and net gains on investment securities

Foreign exchange contracts	672	Brokerage commissions and net gains on investment securities

Credit derivatives held/written	17	Other operating revenues / expenses

Options held/written, caps held and other	65	Other operating revenues / expenses

The effect of derivative instruments on the consolidated statement of income, pre-tax, for the three months ended December 31, 2010 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥258	Interest on loans and investment securities/Interest expense	¥(15)	—	¥—

Foreign exchange contracts	100	Foreign currency transaction loss	52	—	—

Foreign currency swap agreements	(1,468)	Interest on loans and investment securities/Interest expense/ Foreign currency transaction loss	183	—	—

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(1,642)	Interest on loans and investment securities / Interest expense	¥1,613	Interest on loans and investment securities / Interest expense

Foreign exchange contracts	2,952	Foreign currency transaction loss	(2,952)	Foreign currency transaction loss

Foreign currency swap agreements	601	Foreign currency transaction loss	(601)	Foreign currency transaction loss

Foreign currency long-term debt	932	Foreign currency transaction loss	(932)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥1,381	—	¥—	—	¥—

Borrowings and bonds in local currency	1,483	—	—	—	—

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(32)	Other operating revenues / expenses

Foreign currency swap agreements	(31)	Other operating revenues / expenses

Futures	1,646	Brokerage commissions and net gains on investment securities

Foreign exchange contracts	(164)	Brokerage commissions and net gains on investment securities

Credit derivatives held/written	(507)	Other operating revenues / expenses

Options held/written, Caps held and other	52	Other operating revenues / expenses

The effect of derivative instruments on the consolidated statement of income, pre-tax, for the three months ended December 31, 2011 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(80)	Interest on loans and investment securities / Interest expense	¥(12)	—	¥—

Foreign exchange contracts	(71)	Foreign currency transaction loss	90	—	—

Foreign currency swap agreements	(829)	Interest on loans and investment securities / Interest expense / Foreign currency transaction loss	(173)	—	—

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥399	Interest on loans and investment securities / Interest expense	¥(458)	Interest on loans and investment securities / Interest expense

Foreign exchange contracts	(1,683)	Foreign currency transaction loss	1,683	Foreign currency transaction loss

Foreign currency swap agreements	(1,903)	Foreign currency transaction loss	1,903	Foreign currency transaction loss

Foreign currency long-term debt	596	Foreign currency transaction loss	(596)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(900)	—	¥—	—	¥—

Borrowings and bonds in local currency	(1,014)	—	—	—	—

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥6	Other operating revenues / expenses

Foreign currency swap agreements	15	Other operating revenues / expenses

Futures	(707)	Brokerage commissions and net gains on investment securities

Foreign exchange contracts	(90)	Brokerage commissions and net gains on investment securities

Credit derivatives held/written	20	Other operating revenues / expenses

Options held/written, caps held and other	119	Other operating revenues / expenses

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

Notional amounts of derivative instruments and other, fair values of derivative instruments in consolidated balance sheets at March 31, 2011 and December 31, 2011 are as follows.

March 31, 2011

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives and other designated as hedging instruments

Interest rate swap agreements	¥276,132	¥2,070	Other receivables	¥1,273	Trade notes, accounts payable and other liabilities

Futures, foreign exchange contracts	163,342	1,075	Other receivables	3,509	Trade notes, accounts payable and other liabilities

Foreign currency swap agreements	179,429	13,072	Other receivables	31,830	Trade notes, accounts payable and other liabilities

Foreign currency long-term debt	116,695	—	—	—	—

Trading derivatives or derivatives not designated as hedging instruments

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen

Interest rate swap agreements	¥3,129	¥—	—	¥47	Trade notes, accounts payable and other liabilities

Options held/written, Caps held and other	124,034	3,467	Other receivables	2,071	Trade notes, accounts payable and other liabilities

Futures, foreign exchange contracts	227,640	1,558	Other receivables	1,459	Trade notes, accounts payable and other liabilities

Foreign currency swap agreements	10,073	1,694	Other receivables	1,651	Trade notes, accounts payable and other liabilities

Credit derivatives held/written	36,027	49	Other receivables	236	Trade notes, accounts payable and other liabilities

December 31, 2011

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives and other designated as hedging instruments

Interest rate swap agreements	¥235,398	¥4,625	Other receivables	¥1,404	Trade notes, accounts payable and other liabilities

Futures, foreign exchange contracts	144,864	1,509	Other receivables	1,180	Trade notes, accounts payable and other liabilities

Foreign currency swap agreements	90,323	8,671	Other receivables	3,687	Trade notes, accounts payable and other liabilities

Foreign currency long-term-debt	96,221	—	—	—	—

Trading derivatives or derivatives not designated as hedging instruments

Interest rate swap agreements	¥1,338	¥—	—	¥29	Trade notes, accounts payable and other liabilities

Options held/written, Caps held and other	113,160	4,101	Other receivables	2,678	Trade notes, accounts payable and other liabilities

Futures, foreign exchange contracts	206,075	598	Other receivables	613	Trade notes, accounts payable and other liabilities

Credit derivatives held	5,829	162	Other receivables	4	Trade notes, accounts payable and other liabilities

Disclosure of Credit Derivatives

The Company and its subsidiaries have contracted credit derivatives for the purpose of trading. Details of credit derivatives written are as follows as of March 31, 2011. There are no credit derivatives written as of December 31, 2011.

March 31, 2011

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company *1	¥7,000	Less than one year	¥48

Total return swap	In case of underlying reference CMBS price falling beyond certain extent *2	28,606	Less than one year	(236)

*1	Underlying reference company’s credit ratings are BBB+ or better rated by rating agencies as of March 31, 2011.
*2	Underlying reference CMBS is highest grade tranche and its credit rating is BBB or better rated by rating agencies as of March 31, 2011. Unless such highest grade tranche of CMBS incurs a loss, the Company and its subsidiaries will not suffer a loss.